FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 33-72212


                       Aquila Rocky Mountain Equity Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2007

                  Date of reporting period: March 31, 2008





Item 1. Schedule of Investments.


                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2008
                                   (unaudited)

                                                                                       Market
     Shares       Common Stocks (92.5%)                                                Value  (a)

----------------- ----------------------------------------------------------          -------------

                  Basic Industry (14.0%)
                  ----------------------------------------------------------
          30,000  Allied Waste Industries, Inc.+                                     $      324,300
           7,000  American Ecology Corp.                                                    177,310
          16,000  Ball Corp.                                                                735,040
           3,000  Freeport-McMoRan Copper & Gold, Inc.                                      288,660
          38,000  Knight Transportation, Inc.                                               625,480
          11,000  Newmont Mining Corp.                                                      498,300
          17,000  SkyWest, Inc.                                                             359,040
                                                                                 -------------------
                                                                                          3,008,130
                                                                                 -------------------

                  Business Services (3.3%)
                  ----------------------------------------------------------
           5,000  IHS, Inc. (Class A)+                                                      321,550
          14,000  Insight Enterprises, Inc.+                                                245,000
           4,000  Viad Corp.                                                                144,040
                                                                                 -------------------
                                                                                            710,590
                                                                                 -------------------

                  Capital Spending (4.6%)
                  ----------------------------------------------------------
           5,000  Dynamic Materials Corp.                                                   216,000
          16,000  Mobile Mini, Inc.+                                                        304,000
          24,000  Radyne Corp.+                                                             204,480
          32,000  Semitool, Inc.+                                                           266,240
                                                                                 -------------------
                                                                                            990,720
                                                                                 -------------------

                  Consumer Cyclicals (1.0%)
                  ----------------------------------------------------------
           5,000  M.D.C. Holdings, Inc.                                                     218,950
                                                                                 -------------------

                  Consumer Services (16.3%)
                  ----------------------------------------------------------
          36,000  Coldwater Creek, Inc.+                                                    181,800
           5,000  Comcast Corp. (Special Class A)                                            94,850
          18,000  Dish Network Corp. - A+                                                   517,140
          16,000  International Game Technology                                             643,360
           8,000  Las Vegas Sands Corp.+                                                    589,120
           3,000  Liberty Global, Inc. Series A+                                            102,240
           2,000  Liberty Media Capital Series A+                                            31,480
           8,000  Liberty Media Corporate Entertainment - Series A W/I+                     181,120
           7,000  Liberty Media Interactive Series A+                                       112,980
           9,335  MGM Mirage+                                                               548,618
          14,000  PetSmart, Inc.                                                            286,160
          10,000  Pinnacle Entertainment, Inc.+                                             128,000
          16,000  Shuffle Master, Inc.+                                                      85,600
                                                                                 ------------------
                                                                                          3,502,468
                                                                                 ------------------

                  Consumer Staples (2.3%)
                  ----------------------------------------------------------
          18,000  Discovery Holding Co. Class A+                                            381,960
           8,400  Rocky Mountain Chocolate Factory, Inc.                                    105,420
                                                                                 ------------------
                                                                                            487,380
                                                                                 ------------------

                  Energy (9.3%)
                  ----------------------------------------------------------
          12,000  Bill Barrett Corp.+                                                       567,000
          14,000  Cimarex Energy Co.                                                        766,360
          12,000  Questar Corp.                                                             678,720
                                                                                 ------------------
                                                                                          2,012,080
                                                                                 ------------------

                  Financial (10.9%)
                  ----------------------------------------------------------
          24,000  First State Bancorporation                                                321,360
          25,500  Glacier Bancorp, Inc.                                                     488,835
          28,000  Janus Capital Group, Inc.                                                 651,560
           8,000  Wells Fargo & Company                                                     232,800
          20,000  Western Union Co.                                                         425,400
           5,000  Zions Bancorporation                                                      227,750
                                                                                 ------------------
                                                                                          2,347,705
                                                                                 ------------------

                  Health Care (17.2%)
                  ----------------------------------------------------------
          22,000  Array BioPharma, Inc.+                                                    154,220
          20,000  AspenBio Pharma, Inc.+                                                    115,600
          15,000  Medicis Pharmaceutical Corp. (Class A)                                    295,350
          64,000  Merit Medical Systems, Inc.+                                            1,013,120
          20,000  Myriad Genetics, Inc.+                                                    805,800
          31,000  NightHawk Radiology Holdings, Inc.+                                       290,160
          18,000  Providence Service Corp.+                                                 540,000
          20,000  Sonic Innovations, Inc.+                                                   96,600
          30,000  Spectranetics Corp.+                                                      250,800
           7,000  USANA Health Services, Inc.+                                              154,210
                                                                                 -------------------
                                                                                          3,715,860
                                                                                 -------------------

                  Technology (13.2%)
                  ----------------------------------------------------------
          24,000  Avnet, Inc.+                                                              785,520
          46,000  CIBER, Inc.+                                                              225,400
           6,000  EchoStar Corp.+                                                           177,240
          14,000  JDA Software Group, Inc.+                                                 255,500
          32,000  Microchip Technology, Inc.                                              1,047,360
          34,000  Micron Technology, Inc.+                                                  202,980
          12,000  RightNow Technologies, Inc.+                                              142,800
                                                                                 -------------------
                                                                                          2,836,800
                                                                                 -------------------

                  Utilities (0.4%)
                  ----------------------------------------------------------
           4,000  UniSource Energy Corp.                                                     89,040
                                                                                 -------------------

                                                                                             89,040
                                                                                 -------------------

                     Total Common Stocks (cost $15,527,270)                              19,919,723
                                                                                 -------------------

                  Investment Companies (8.8%)
                  ----------------------------------------------------------
         950,000  Goldman Sachs Institutional Liquid Assets
                  Treasury Instruments Portfolio                                            950,000
                  Institutional Class
                  JPMorgan 100% U.S. Treasury Securities
                  Money Market Fund Premier Share
         950,000  Class                                                                     950,000
                                                                                 -------------------
                     Total Investment companies (cost $1,900,000)                         1,900,000
                                                                                 -------------------


                  Total Investments (cost $17,427,270*)                  101.3%          21,819,723

                  Other assets less liabilities                           (1.3)           (277,374)
                                                            -------------------- -------------------
                  Net Assets                                             100.0%         $21,542,349
                                                            ==================== ===================

                                                         Percent of
                  Portfolio Distribution (unaudited)      Portfolio
                  Rocky Mountain Region

                  Arizona                                    24.9  %

                  Colorado                                   31.0

                  Idaho                                      3.9

                  Montana                                    4.1

                  Nevada                                     9.1

                  New Mexico                                 1.5

                  Utah                                      15.3
                                                            ----

                                                            89.8
                                                            ----


                  Other Investments                         10.2
                                                            ----

                                                           100.0%
                                                           -----
                                                           -----

                  * Cost for Federal income tax and financial reporting purposes is identical. + Non-income producing security.


                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                        AQUILA ROCKY MOUNTAIN EQUITY FUND

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,427,270 amounted to $4,392,453, which consisted of aggregate gross unrealized appreciation of $6,133,445 and aggregate gross unrealized depreciation of $1,740,992.

(c) Fair Value Measurements
The Fund adopted Financial Accounting Standards Board Statement of
Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of March 31, 2008:

                                                         Investments in
 Valuation Inputs                                         Securities
------------------                                        -----------
 Level 1 - Quoted Prices                                 $ 19,919,723
 Level 2 - Other Significant Observable Inputs           $  1,900,000
 Level 3 - Significant Unobservable Inputs               $          -
                                                        --------------
 Total                                                   $ 21,819,723
                                                        ==============



Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA ROCKY MOUNTAIN EQUITY FUND

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      June 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      --------------------------------
      Diana P. Herrmann
      President and Trustee
      June 26, 2008


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	June 26, 2008